CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	¥ 7,596,412	$ 1,164,201	¥ 13,207,315	¥ 9,053,266
Cost of revenues	(7,606,611)	(1,165,764)	(13,106,542)	(8,973,097)
Gross profit	(10,199)	(1,563)	100,773	80,169
Sales and marketing expenses	(67,018)	(10,271)	(108,858)	(103,293)
General and administrative expenses	(210,401)	(32,245)	(104,471)	(173,872)
Research and development expenses	(35,215)	(5,397)	(45,038)	(36,889)
Allowance for doubtful accounts	(8,724)	(1,337)	(34,618)	(1,907)
Impairment of long-term investment	(647)	(99)	0	0
Total operating expenses	(321,358)	(49,250)	(292,985)	(315,961)
Operating loss	(331,557)	(50,813)	(192,212)	(235,792)
Interest expenses, net	(10,727)	(1,644)	(4,367)	(19,049)
Loss from equity investment	(645)	(99)	0	0
Foreign exchange (loss) income	5,459	837	185	(3,033)
Other income, net	11,890	1,822	3,311	3,235
Loss before income tax	(325,580)	(49,897)	(193,083)	(254,639)
Income tax expenses	(2,458)	(377)	(465)	0
Net loss	(328,038)	(50,274)	(193,548)	(254,639)
Net loss attributable to non-controlling interest	(41)	(6)
Net loss attributable to Molecular Data Inc.	¥ (327,997)	$ (50,268)	¥ (193,548)	¥ (254,639)
Loss per share:
Earnings Per Share, Basic | (per share)	¥ (0.94)	$ (0.14)	¥ (0.62)	¥ (0.82)
Earnings Per Share, Diluted | (per share)	¥ (0.87)	$ (0.13)	¥ (0.62)	¥ (0.82)
Weighted average shares outstanding
Basic	348,160,637	348,160,637	310,627,024	310,627,024
Diluted	376,052,756	376,052,756	310,627,024	310,627,024
Foreign currency translation adjustments, net of tax of nil	¥ 20,876	$ 3,199	¥ 316	¥ 0
Comprehensive loss	(307,162)	(47,075)	(193,232)	(254,639)
Less: comprehensive loss attributable to non-controlling interest	(41)	(6)	0	0
Comprehensive loss attributable to Molecular Data Inc.	¥ (307,121)	$ (47,069)	¥ (193,232)	¥ (254,639)